Debt - Capital Leases (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Capital Leases	$ 135.2	$ 129.7
Less: accumulated amortization	(63.5)	(66.0)
Total	71.7	63.7
Buildings
Debt Instrument [Line Items]
Capital Leases	2.0	2.0
Vehicles
Debt Instrument [Line Items]
Capital Leases	131.8	114.1
Machinery and equipment
Debt Instrument [Line Items]
Capital Leases	$ 1.4	$ 13.6